October 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Large Cap Value Active ETF | BLCV | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
iShares Large Cap Value Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.4%
Boeing Co. (The)(a)	5,542	$1,114,053
L3Harris Technologies Inc.	4,327	1,250,936
RTX Corp.	3,566	636,531
		3,001,520
Automobile Components — 1.9%
Aptiv PLC(a)	16,046	1,301,331
Automobiles — 2.0%
General Motors Co.	19,305	1,333,782
Banks — 10.0%
Bank of America Corp.	18,421	984,602
Citigroup Inc.	16,607	1,681,127
First Citizens BancShares Inc./NC, Class A	760	1,386,863
Flagstar Bank NA	46,249	528,164
Wells Fargo & Co.	25,565	2,223,388
		6,804,144
Beverages — 1.9%
Keurig Dr Pepper Inc.	48,217	1,309,574
Broadline Retail — 3.3%
Amazon.com Inc.(a)	9,307	2,272,956
Building Products — 1.7%
Fortune Brands Innovations Inc.	23,018	1,169,314
Capital Markets — 3.9%
Charles Schwab Corp. (The)	10,925	1,032,631
Intercontinental Exchange Inc.	11,121	1,626,891
		2,659,522
Chemicals — 4.0%
Air Products and Chemicals Inc.	2,682	650,626
Axalta Coating Systems Ltd.(a)	24,720	703,779
PPG Industries Inc.	13,996	1,368,109
		2,722,514
Communications Equipment — 2.2%
Cisco Systems Inc.	19,954	1,458,837
Consumer Staples Distribution & Retail — 2.2%
Dollar General Corp.	15,357	1,515,122
Diversified Telecommunication Services — 0.8%
Verizon Communications Inc.	13,845	550,200
Electric Utilities — 4.0%
Evergy Inc.	14,668	1,126,649
Exelon Corp.	26,072	1,202,440
PG&E Corp.	23,134	369,219
		2,698,308
Entertainment — 2.5%
Electronic Arts Inc.	8,472	1,694,908
Financial Services — 2.3%
Fidelity National Information Services Inc.	25,003	1,563,188
Food Products — 3.0%
Kraft Heinz Co. (The)	43,500	1,075,755
Lamb Weston Holdings Inc.	15,837	977,618
		2,053,373
Health Care Equipment & Supplies — 6.8%
Baxter International Inc.	73,126	1,350,637
Becton Dickinson & Co.	9,211	1,646,098
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic PLC	18,175	$1,648,472
		4,645,207
Health Care Providers & Services — 5.6%
Cardinal Health Inc.	9,255	1,765,576
CVS Health Corp.	13,878	1,084,566
Elevance Health Inc.	3,032	961,750
		3,811,892
Health Care REITs — 0.6%
Healthcare Realty Trust Inc., Class A	23,943	424,270
Industrial REITs — 0.9%
Rexford Industrial Realty Inc.	14,182	586,000
Insurance — 1.8%
American International Group Inc.	6,041	476,997
Fidelity National Financial Inc.	13,724	758,114
		1,235,111
Interactive Media & Services — 2.8%
Alphabet Inc., Class C, NVS	5,106	1,438,973
Meta Platforms Inc., Class A	687	445,416
		1,884,389
IT Services — 1.0%
Cognizant Technology Solutions Corp., Class A	8,991	655,264
Leisure Products — 1.6%
Hasbro Inc.	14,223	1,085,357
Machinery — 0.8%
Fortive Corp.	10,518	529,476
Media — 1.3%
Comcast Corp., Class A	32,826	913,712
Multi-Utilities — 1.0%
Dominion Energy Inc.	11,140	653,807
Oil, Gas & Consumable Fuels — 4.5%
BP PLC, ADR	38,915	1,367,084
Enterprise Products Partners LP	41,911	1,290,440
Kosmos Energy Ltd.(a)	233,956	367,311
		3,024,835
Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co.	14,035	646,592
Professional Services — 4.9%
Maximus Inc.	16,334	1,357,682
SS&C Technologies Holdings Inc.	23,511	1,996,554
		3,354,236
Semiconductors & Semiconductor Equipment — 0.6%
Nvidia Corp.	1,945	393,843
Software — 4.1%
Microsoft Corp.	3,380	1,750,198
Workday Inc., Class A(a)	4,288	1,028,777
		2,778,975
Specialized REITs — 1.3%
Crown Castle Inc.	9,965	899,042
Technology Hardware, Storage & Peripherals — 4.5%
Hewlett Packard Enterprise Co.	58,620	1,431,500
Western Digital Corp.	10,870	1,632,783
		3,064,283

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Large Cap Value Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Tobacco — 0.9%
British American Tobacco PLC, ADR, NVS	11,603	$593,958
Trading Companies & Distributors — 2.9%
WESCO International Inc.	7,495	1,945,177
Wireless Telecommunication Services — 0.0%
Rogers Communications Inc., Class B, NVS	704	27,555
Total Long-Term Investments — 99.0% (Cost: $62,505,677)		67,261,574
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(b)(c)	710,000	710,000
Total Short-Term Securities — 1.1% (Cost: $710,000)		710,000
Total Investments — 100.1% (Cost: $63,215,677)		67,971,574
Liabilities in Excess of Other Assets — (0.1)%		(56,032)
Net Assets — 100.0%		$67,915,542

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0 (b)	$—	$—	$—	$—	—	$11 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,210,000	—	(500,000)(b)	—	—	710,000	710,000	9,065	—
				$—	$—	$710,000		$9,076	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Large Cap Value Active ETF

Fair Value Hierarchy as of Period End (continued)
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$67,261,574	$—	$—	$67,261,574
Short-Term Securities
Money Market Funds	710,000	—	—	710,000
	$67,971,574	$—	$—	$67,971,574

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares